Net borrowings - Bonds issued and repaid (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule of bonds issued and repaid [line items]
Repaid	£ (820)	£ (1,168)	£ (1,571)
Bonds issued and repaid	4,368	1,598	1,041
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	1,594	2,270	1,136
Repaid	0	(1,168)	0
£ denominated
Schedule of bonds issued and repaid [line items]
Issued	298	496	0
US$ denominated
Schedule of bonds issued and repaid [line items]
Issued	3,296	0	1,476
Repaid	£ (820)	£ 0	£ (1,571)